Beau Yanoshik
+1.202.373.6133
beau.yanoshik@morganlewis.com

February 13, 2025

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Venerable Variable Insurance Trust (File Nos. 333-274984 and 811-23910)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Venerable Variable Insurance Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (Amendment No. 6 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the Venerable US Large Cap Core Equity Fund, Venerable Emerging Markets Equity Fund, and Venerable World Equity Fund as new series of the Trust.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik

Beau Yanoshik

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001